Non-Current Deferred liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Non-Current Deferred liabilities [Abstract]
Non-Current Deferred Liabilities
	2020 £’000	2019 £’000
Deferred revenue	24,868	47,961
	24,868	47,961